UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08560

Gabelli International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli International Growth Fund, Inc.

Class AAA - GIGRX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GIGRX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class AAA	$39	0.76%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Growth Fund outperformed its broad-based benchmark, the MSCI EAFE Index and underperformed its comparatives, the Lipper International Multicap Growth Fund Classification and MSCI EAFE Growth Index. For the second quarter global equity markets enjoyed a very strong performance and  corporate earnings grew sharply helped by the resilience of the global economy. Contributors included Murata Manufacturing Co.,  ASML Holding NV, and Tokyo Electron Ltd. Detractor included Hermes International SCA, EssilorLuxottica SA, and CTS Eventim AG & Co. KGaA.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli International Growth Fund, Inc. - Class AAA	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,225	12,083	11,613	11,845
06/18	12,270	12,974	12,756	12,860
06/19	12,968	13,181	13,351	12,948
06/20	13,633	12,558	13,951	12,936
06/21	17,341	16,692	18,330	17,390
06/22	13,037	13,799	14,017	13,014
06/23	15,966	16,477	16,906	15,080
06/24	16,102	18,469	18,551	16,420
06/25	17,196	21,855	20,729	19,215
06/26	20,116	26,401	23,629	22,309

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class AAA	8.50%	16.99%	3.01%	7.24%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Growth Index	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification	10.90%	16.10%	5.11%	8.36%

Fund Statistics

  Total Net Assets$19,367,186
  Number of Portfolio Holdings42
  Portfolio Turnover Rate1%
  Management Fees$(72,798)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GIGRX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Cie Financiere Richemont SA	5.4%
Murata Manufacturing Co. Ltd.	5.3%
ASML Holding NV	5.2%
Agnico Eagle Mines Ltd.	4.6%
Investor AB	4.5%
AstraZeneca plc	4.3%
Hermes International SCA	3.9%
Fast Retailing Co. Ltd.	3.2%
Novartis AG	3.2%
L'Oreal SA	3.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Industrials	19.8%
Consumer Discretionary	17.5%
Materials	14.8%
Information Technology	13.2%
Health Care	13.0%
Financials	8.1%
Consumer Staples	6.6%
Semiconductors	2.6%
Other Industry sectors	4.2%
Other Assets and Liabilities (Net)	0.2%

The Gabelli International Growth Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GIGRX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GIGRX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GIGRX-26-SATSR

The Gabelli International Growth Fund, Inc.

Class C - GCIGX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GCIGX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class C	$77	1.50%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Growth Fund outperformed its broad-based benchmark, the MSCI EAFE Index and underperformed its comparatives, the Lipper International Multicap Growth Fund Classification and MSCI EAFE Growth Index. For the second quarter global equity markets enjoyed a very strong performance and  corporate earnings grew sharply helped by the resilience of the global economy. Contributors included Murata Manufacturing Co.,  ASML Holding NV, and Tokyo Electron Ltd. Detractor included Hermes International SCA, EssilorLuxottica SA, and CTS Eventim AG & Co. KGaA.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli International Growth Fund, Inc. - Class C	The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000	10,000
06/17	11,137	11,137	12,083	11,613	11,845
06/18	12,078	12,078	12,974	12,756	12,860
06/19	12,512	12,512	13,181	13,351	12,948
06/20	12,902	12,902	12,558	13,951	12,936
06/21	16,119	16,119	16,692	18,330	17,390
06/22	11,909	11,909	13,799	14,017	13,014
06/23	14,247	14,247	16,477	16,906	15,080
06/24	14,065	14,065	18,469	18,551	16,420
06/25	14,808	14,808	21,855	20,729	19,215
06/26	17,193	17,193	26,401	23,629	22,309

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class C	8.12%	16.10%	1.30%	5.57%
The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	7.12%	15.10%	1.30%	5.57%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Growth Index	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification	10.90%	16.10%	5.11%	8.36%

Fund Statistics

  Total Net Assets$19,367,186
  Number of Portfolio Holdings42
  Portfolio Turnover Rate1%
  Management Fees$(72,798)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GCIGX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Cie Financiere Richemont SA	5.4%
Murata Manufacturing Co. Ltd.	5.3%
ASML Holding NV	5.2%
Agnico Eagle Mines Ltd.	4.6%
Investor AB	4.5%
AstraZeneca plc	4.3%
Hermes International SCA	3.9%
Fast Retailing Co. Ltd.	3.2%
Novartis AG	3.2%
L'Oreal SA	3.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Industrials	19.8%
Consumer Discretionary	17.5%
Materials	14.8%
Information Technology	13.2%
Health Care	13.0%
Financials	8.1%
Consumer Staples	6.6%
Semiconductors	2.6%
Other Industry sectors	4.2%
Other Assets and Liabilities (Net)	0.2%

The Gabelli International Growth Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Class C - GCIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GCIGX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCIGX-26-SATSR

The Gabelli International Growth Fund, Inc.

Class I - GIIGX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GIIGX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class I	$26	0.51%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Growth Fund outperformed its broad-based benchmark, the MSCI EAFE Index and underperformed its comparatives, the Lipper International Multicap Growth Fund Classification and MSCI EAFE Growth Index. For the second quarter global equity markets enjoyed a very strong performance and  corporate earnings grew sharply helped by the resilience of the global economy. Contributors included Murata Manufacturing Co.,  ASML Holding NV, and Tokyo Electron Ltd. Detractor included Hermes International SCA, EssilorLuxottica SA, and CTS Eventim AG & Co. KGaA.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $50,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $50,000 Investment

Table Summary
	The Gabelli International Growth Fund, Inc. - Class I	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
06/16	50,000	50,000	50,000	50,000
06/17	56,730	60,415	58,065	59,225
06/18	62,668	64,868	63,779	64,301
06/19	66,399	65,905	66,757	64,738
06/20	69,982	62,788	69,754	64,680
06/21	89,223	83,458	91,650	86,949
06/22	67,243	68,995	70,085	65,072
06/23	82,529	82,387	84,530	75,399
06/24	83,478	92,347	92,754	82,102
06/25	89,341	109,274	103,644	96,076
06/26	104,795	132,003	118,143	111,545

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class I	8.65%	17.30%	3.27%	7.68%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Growth Index	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification	10.90%	16.10%	5.11%	8.36%

Fund Statistics

  Total Net Assets$19,367,186
  Number of Portfolio Holdings42
  Portfolio Turnover Rate1%
  Management Fees$(72,798)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GIIGX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Cie Financiere Richemont SA	5.4%
Murata Manufacturing Co. Ltd.	5.3%
ASML Holding NV	5.2%
Agnico Eagle Mines Ltd.	4.6%
Investor AB	4.5%
AstraZeneca plc	4.3%
Hermes International SCA	3.9%
Fast Retailing Co. Ltd.	3.2%
Novartis AG	3.2%
L'Oreal SA	3.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Industrials	19.8%
Consumer Discretionary	17.5%
Materials	14.8%
Information Technology	13.2%
Health Care	13.0%
Financials	8.1%
Consumer Staples	6.6%
Semiconductors	2.6%
Other Industry sectors	4.2%
Other Assets and Liabilities (Net)	0.2%

The Gabelli International Growth Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Class I - GIIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GIIGX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GIIGX-26-SATSR

The Gabelli International Growth Fund, Inc.

Class A - GAIGX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAIGX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class A	$39	0.76%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Growth Fund outperformed its broad-based benchmark, the MSCI EAFE Index and underperformed its comparatives, the Lipper International Multicap Growth Fund Classification and MSCI EAFE Growth Index. For the second quarter global equity markets enjoyed a very strong performance and  corporate earnings grew sharply helped by the resilience of the global economy. Contributors included Murata Manufacturing Co.,  ASML Holding NV, and Tokyo Electron Ltd. Detractor included Hermes International SCA, EssilorLuxottica SA, and CTS Eventim AG & Co. KGaA.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli International Growth Fund, Inc. - Class A	The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000	10,000
06/17	11,224	10,579	12,083	11,613	11,845
06/18	12,262	11,557	12,974	12,756	12,860
06/19	12,792	12,057	13,181	13,351	12,948
06/20	13,291	12,528	12,558	13,951	12,936
06/21	16,725	15,764	16,692	18,330	17,390
06/22	12,453	11,737	13,799	14,017	13,014
06/23	15,017	14,154	16,477	16,906	15,080
06/24	14,935	14,077	18,469	18,551	16,420
06/25	15,835	14,925	21,855	20,729	19,215
06/26	18,532	17,467	26,401	23,629	22,309

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class A	8.53%	17.03%	2.07%	6.36%
The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	2.29%	10.30%	0.87%	5.74%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Growth Index	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification	10.90%	16.10%	5.11%	8.36%

Fund Statistics

  Total Net Assets$19,367,186
  Number of Portfolio Holdings42
  Portfolio Turnover Rate1%
  Management Fees$(72,798)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAIGX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Cie Financiere Richemont SA	5.4%
Murata Manufacturing Co. Ltd.	5.3%
ASML Holding NV	5.2%
Agnico Eagle Mines Ltd.	4.6%
Investor AB	4.5%
AstraZeneca plc	4.3%
Hermes International SCA	3.9%
Fast Retailing Co. Ltd.	3.2%
Novartis AG	3.2%
L'Oreal SA	3.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Industrials	19.8%
Consumer Discretionary	17.5%
Materials	14.8%
Information Technology	13.2%
Health Care	13.0%
Financials	8.1%
Consumer Staples	6.6%
Semiconductors	2.6%
Other Industry sectors	4.2%
Other Assets and Liabilities (Net)	0.2%

The Gabelli International Growth Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Class A - GAIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GAIGX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAIGX-26-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli International Growth Fund, Inc.

Semiannual Report — June 30, 2026

Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class AAA Share of the Gabelli International Growth Fund, Inc. was 8.5% compared with a total return of 9.8% for the Morgan Stanley Capital International (MSCI) Europe, Australasia, and the Far East (EAFE) Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

Gabelli International Growth Fund, Inc.

Industrials	19.8%
Consumer Discretionary	17.5%
Materials	14.8%
Information Technology	13.2%
Health Care	13.0%
Financials	8.1%
Consumer Staples	6.6%
Semiconductors	2.6%
U.S. Government Obligations	2.6%
Aerospace and Defense	1.6%
Other Assets and Liabilities (Net)	0.2%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N‑PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800‑GABELLI (800‑422‑3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli International Growth Fund, Inc.

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.2%
	INDUSTRIALS — 19.8%
10,000	Atlas Copco AB, Cl. A	$189,435	$202,293
1,300	DSV A/S	256,584	307,828
12,000	Epiroc AB, Cl. B	127,901	278,208
6,500	FANUC Corp.	132,088	294,028
19,000	Kawasaki Heavy Industries Ltd.	246,814	341,508
11,000	Komatsu Ltd.	270,029	424,995
4,300	Recruit Holdings Co. Ltd.	246,139	299,634
8,000	RELX plc	236,881	251,070
920	Schneider Electric SE	240,236	300,010
1,250	Siemens AG	203,006	401,552
600	SMC Corp.	108,174	263,034
1,000	Tokyo Electron Ltd.	231,946	474,492
		2,489,233	3,838,652
	CONSUMER DISCRETIONARY — 17.5%
700	Christian Dior SE	70,356	359,119
4,513	Cie Financiere Richemont SA, Cl. A	92,877	1,041,955
4,500	CTS Eventim AG & Co. KGaA	304,675	262,484
1,200	Fast Retailing Co. Ltd.	83,424	611,163
410	Hermes International SCA	145,944	748,609
18,000	Sony Group Corp.	89,869	363,111
		787,145	3,386,441
	MATERIALS — 14.8%
5,750	Agnico Eagle Mines Ltd.	228,639	891,998
1,542	Air Liquide SA	108,379	305,340
5,000	CRH plc	254,141	535,000
6,025	Rio Tinto plc	220,922	569,180
5,000	Wheaton Precious Metals Corp.	235,037	561,600
		1,047,118	2,863,118
	INFORMATION TECHNOLOGY — 13.2%
515	ASML Holding NV	357,353	1,012,939
1,030	Keyence Corp.	87,460	513,495
14,700	Murata Manufacturing Co. Ltd.	188,130	1,030,207
		632,943	2,556,641
	HEALTH CARE — 13.0%
4,500	AstraZeneca plc	312,600	841,633
1,500	EssilorLuxottica SA	192,211	281,165
1,900	Hoya Corp.	244,185	303,238
3,900	Novartis AG	186,320	610,968
1,150	Roche Holding AG	192,938	473,663
		1,128,254	2,510,667
	FINANCIALS — 8.1%
1,000	Deutsche Boerse AG	195,225	272,853
Shares		Cost	Market Value
21,000	Investor AB, Cl. B	$188,223	$871,828
2,050	London Stock Exchange Group plc	282,700	221,943
4,700	Tokio Marine Holdings Inc.	183,910	208,182
		850,058	1,574,806
	CONSUMER STAPLES — 6.6%
3,170	Danone SA	203,509	259,845
10,500	Diageo plc	142,654	212,050
1,370	L’Oreal SA	145,424	600,551
3,555	Unilever plc	175,305	213,861
		666,892	1,286,307
	SEMICONDUCTORS — 2.6%
1,060	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	237,828	506,224

	AEROSPACE AND DEFENSE — 1.6%
1,410	Airbus SE	254,906	313,417

	TOTAL COMMON STOCKS	8,094,377	18,836,273

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.6%
$500,000	U.S. Treasury Bills, 3.689%†, 09/17/26	496,040	496,055

	TOTAL INVESTMENTS — 99.8%	$8,590,417	19,332,328

	Other Assets and Liabilities (Net) — 0.2%		34,858

	NET ASSETS — 100.0%		$19,367,186

†	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	60.8%	$11,749,365
Japan	26.5	5,127,087
North America	10.1	1,949,652
Asia/Pacific	2.6	506,224
	100.0%	$19,332,328

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $8,590,417)	$19,332,328
Foreign currency, at value (cost $6,005)	5,981
Receivable for Fund shares sold	775
Receivable from Adviser	27,038
Dividends receivable	95,305
Prepaid expenses	50,907
Total Assets	19,512,334
Liabilities:
Payable to bank	9,596
Payable for Fund shares redeemed	51,569
Payable for investment advisory fees	16,164
Payable for distribution fees	1,948
Payable for legal and audit fees	29,576
Payable for shareholder communications	23,247
Other accrued expenses	13,048
Total Liabilities	145,148
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 747,946 shares outstanding)	$19,367,186

Net Assets Consist of:
Paid-in capital	$8,412,376
Total distributable earnings	10,954,810
Net Assets	$19,367,186

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,850,143 ÷ 344,986 shares outstanding; 375,000,000 shares authorized)	$25.65
Class A:
Net Asset Value and redemption price per share ($271,015 ÷ 10,493 shares outstanding; 250,000,000 shares authorized)	$25.83
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.41
Class C:
Net Asset Value and offering price per share ($64,440 ÷ 2,986.00 shares outstanding; 125,000,000 shares authorized)	$21.58	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($10,181,588 ÷ 389,481 shares outstanding; 125,000,000 shares authorized)	$26.14

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $28,570)	$193,773
Interest	9,355
Total Investment Income	203,128
Expenses:
Investment advisory fees	98,807
Distribution fees - Class AAA	11,110
Distribution fees - Class A	358
Distribution fees - Class C	271
Legal and audit fees	44,228
Shareholder communications expenses	24,572
Registration expenses	16,162
Shareholder services fees	10,698
Directors’ fees	5,500
Custodian fees	5,055
Interest expense	591
Miscellaneous expenses	15,986
Total Expenses	233,338
Less:
Expense reimbursements (See Note 3)	(171,605)
Net Expenses	61,733
Net Investment Income	141,395

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	760,762
Net realized loss on foreign currency transactions	(876)
Net realized gain on investments and foreign currency transactions	759,886
Net change in unrealized appreciation/(depreciation):
on investments	745,489
on foreign currency translations	(2,257)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	743,232
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,503,118
Net Increase in Net Assets Resulting from Operations	$1,644,513

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$141,395	$212,566
Net realized gain on investments and foreign currency transactions	759,886	1,065,869
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	743,232	2,363,118
Net Increase in Net Assets Resulting from Operations	1,644,513	3,641,553

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(667,192)
Class A	—	(26,778)
Class C	—	(890)
Class I	—	(811,736)
Total Distributions to Shareholders	—	(1,506,596)

Capital Share Transactions:
Class AAA	(592,701)	(139,284)
Class A	(112,474)	(3,260)
Class C	50,000	323
Class I	(1,073,003)	369,396
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,728,178)	227,175

Redemption Fees	—	2

Net Increase/(Decrease) in Net Assets	(83,665)	2,362,134

Net Assets:
Beginning of year	19,450,851	17,088,717
End of period	$19,367,186	$19,450,851

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$23.64	$0.16		$1.85	$2.01	$—	$—	$—	$—	$—	$25.65	8.50%	$8,850	1.30	%(e)	2.49	%(e)	0.76	%(e)(f)	1%
2025	20.99	0.24		4.34	4.58	(0.59)	(1.34)	—	(1.93)	0.00	23.64	21.84	8,714	1.03		2.56		0.84	(f)	8
2024	23.67	0.10		(1.00)	(0.90)	(0.28)	(1.47)	(0.03)	(1.78)	—	20.99	(3.82)	7,861	0.43		2.46		1.26	(f)	6
2023	22.10	0.15		2.95	3.10	(0.31)	(1.22)	—	(1.53)	—	23.67	13.98	10,277	0.61		2.76		1.25	(f)	11
2022	28.39	0.14		(6.34)	(6.20)	(0.09)	—	—	(0.09)	0.00	22.10	(21.84)	9,991	0.60		2.52		1.27	(f)	3
2021	26.87	0.25	(g)	2.16	2.41	(0.51)	(0.38)	—	(0.89)	—	28.39	8.97	15,353	0.87	(g)	2.16		1.25	(f)	12
Class A
2026(d)	$23.80	$0.14		$1.89	$2.03	$—	$—	$—	$—	$—	$25.83	8.53%	$271	1.13	%(e)	2.49	%(e)	0.76	%(e)(f)	1%
2025	21.14	0.18		4.37	4.55	(0.54)	(1.35)	—	(1.89)	—	23.80	21.51	354	0.78		2.56		1.10	(f)	8
2024	23.76	(0.18)		(0.98)	(1.16)	—	(1.46)	—	(1.46)	—	21.14	(4.92)	317	(0.77)		2.46		2.46		6
2023	22.23	(0.22)		2.95	2.73	—	(1.20)	—	(1.20)	—	23.76	12.28	522	(0.90)		2.76		2.75		11
2022	28.80	(0.15)		(6.42)	(6.57)	—	—	—	—	0.00	22.23	(22.81)	508	(0.68)		2.52		2.51		3
2021	27.26	(0.00	)(b)(g)	2.16	2.16	(0.24)	(0.38)	—	(0.62)	—	28.80	7.95	779	(0.00	)(g)(h)	2.16		2.16		12
Class C
2026(d)	$19.96	$0.08		$1.54	$1.62	$—	$—	$—	$—	$—	$21.58	8.12%	$64	0.80	%(e)	3.24	%(e)	1.50	%(e)(f)	1%
2025	17.79	(0.04)		3.69	3.65	(0.36)	(1.12)	—	(1.48)	—	19.96	20.55	13	(0.23)		3.31		1.79	(f)	8
2024	20.14	(0.34)		(0.78)	(1.12)	—	(1.23)	—	(1.23)	—	17.79	(5.60)	11	(1.69)		3.21		3.21		6
2023	18.97	(0.31)		2.50	2.19	—	(1.02)	—	(1.02)	—	20.14	11.53	25	(1.52)		3.51		3.50		11
2022	24.78	(0.29)		(5.52)	(5.81)	—	—	—	—	0.00	18.97	(23.45)	44	(1.44)		3.27		3.27		3
2021	23.48	(0.15	)(g)	1.83	1.68	—	(0.38)	—	(0.38)	—	24.78	7.17	126	(0.61	)(g)	2.91		2.91		12
Class I
2026(d)	$24.06	$0.19		$1.89	$2.08	$—	$—	$—	$—	$—	$26.14	8.65%	$10,182	1.56	%(e)	2.24	%(e)	0.51	%(e)(f)	1%
2025	21.35	0.30		4.43	4.73	(0.65)	(1.37)	—	(2.02)	0.00	24.06	22.12	10,370	1.27		2.31		0.59	(f)	8
2024	24.04	0.15		(1.00)	(0.85)	(0.31)	(1.50)	(0.03)	(1.84)	—	21.35	(3.57)	8,900	0.62		2.21		1.01	(f)	6
2023	22.43	0.21		2.99	3.20	(0.35)	(1.24)	—	(1.59)	—	24.04	14.25	8,906	0.84		2.51		1.00	(f)	11
2022	28.87	0.19		(6.44)	(6.25)	(0.19)	—	—	(0.19)	0.00	22.43	(21.63)	8,094	0.85		2.27		1.02	(f)	3
2021	27.31	0.33	(g)	2.18	2.51	(0.57)	(0.38)	—	(0.95)	—	28.87	9.22	12,143	1.14	(g)	1.91		1.00	(f)	12

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the six months ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021. For the six months ended June 30, 2026 and the years ended December 31, 2025, and 2024, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.75%, 0.84%, and 1.25% (Class AAA), 0.75%, 1.09%, and 2.45% (Class A), 1.50%, 1.79%, and 3.20% (Class C), and 0.50%, 0.59%, and 1.00% (Class I), respectively. For the years ended December 31, 2023, 2022, and 2021, there was minimal impact on the expense ratios.
(d)	For the six months ended June 30, 2026, unaudited.
(e)	Annualized.
(f)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed Class AAA expenses of $77,185, $144,989, $111,129, $165,642, $136,979, and $137,472, for the six months ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021 respectively. For the six months ended June 30, 2026 and the year ended December 31, 2025, the Adviser reimbursed $2,483 and $5,216 in Class A expenses, and $472 and $214 in Class C expenses, respectively. For Class I expenses, reimbursements totaled $91,465, $166,294, $112,117, $134,962, $124,375, and $104,669 for the six months ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.03 (Class AAA), $(0.22) (Class A), $(0.33) (Class C), and $0.11 (Class I), respectively, and the net investment income (loss) ratio would have been 0.11% (Class AAA), (0.76)% (Class A), (1.37)% (Class C), and 0.38% (Class I), respectively.
(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Growth Fund, Inc. (the Fund) was incorporated on May 25, 1994 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on June 30, 1995.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$18,836,273	—	$18,836,273
U.S. Government Obligations	—	$496,055	496,055
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$18,836,273	$496,055	$19,332,328

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available,

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended June 30, 2026, the Fund did not incur periodic expenses charged by Acquired Funds.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$473,658
Net long term capital gains	1,032,938
Total distributions paid	$1,506,596

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$8,590,417	$10,844,858	$(102,947)	$10,741,911

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

On February 12, 2025 the Fund entered into a new expense limitation agreement with the Adviser, effective March 10, 2025, whereby the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expense to the extent necessary to maintain Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding distribution and service (Rule 12b-1) fees, brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.50% for each class of shares (previously 1.25% and 1.00% for Class AAA and Class I shares, respectively). For the six months ended June 30, 2026, the Adviser reimbursed the Fund in the amount of $171,605. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. The agreement is renewable annually. At June 30, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,012,168.

For the year ended December 31, 2023, expiring December 31, 2026	$300,604
For the year ended December 31, 2024, expiring December 31, 2027	223,246
For the year ended December 31, 2025, expiring December 31, 2028	316,713
For the six months June 30, 2026, expiring December 31, 2029	171,605
$1,012,168

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, aggregated $189,435 and $2,099,206, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2026.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the fiscal year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	12,619	$313,177	13,581	$318,729
Shares issued upon reinvestment of distributions	–	–	27,322	646,169
Shares redeemed	(36,188)	(905,878)	(46,770)	(1,104,182)
Net decrease	(23,569)	$(592,701)	(5,867)	$(139,284)
Class A
Shares sold	1	$25	1,455	$34,487
Shares issued upon reinvestment of distributions	–	–	1,117	26,598
Shares redeemed	(4,401)	(112,499)	(2,648)	(64,345)
Net decrease	(4,400)	$(112,474)	(76)	$(3,260)
Class C
Shares sold	2,343	$50,000	1,492	$30,000
Shares issued upon reinvestment of distributions	–	–	45	890
Shares redeemed	–	–	(1,537)	(30,567)
Net increase	2,343	$50,000	–	$323
Class I
Shares sold	5,586	$145,325	8,524	$206,427
Shares issued upon reinvestment of distributions	–	–	28,558	687,385
Shares redeemed	(47,068)	(1,218,328)	(22,984)	(524,416)
Net increase/(decrease)	(41,482)	$(1,073,003)	14,098	$369,396

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026 the Fund did not utilize ReFlow.

9. Significant Shareholder. As of June 30, 2026, 33.3% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GABELLI INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q226SAR

GABELLI FUNDS

GABELLI INTERNATIONAL GROWTH FUND, INC.

Semiannual Report
June 30, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli International Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$23.64	$0.16		$1.85	$2.01	$—	$—	$—	$—	$—	$25.65	8.50%	$8,850	1.30	%(e)	2.49	%(e)	0.76	%(e)(f)	1%
2025	20.99	0.24		4.34	4.58	(0.59)	(1.34)	—	(1.93)	0.00	23.64	21.84	8,714	1.03		2.56		0.84	(f)	8
2024	23.67	0.10		(1.00)	(0.90)	(0.28)	(1.47)	(0.03)	(1.78)	—	20.99	(3.82)	7,861	0.43		2.46		1.26	(f)	6
2023	22.10	0.15		2.95	3.10	(0.31)	(1.22)	—	(1.53)	—	23.67	13.98	10,277	0.61		2.76		1.25	(f)	11
2022	28.39	0.14		(6.34)	(6.20)	(0.09)	—	—	(0.09)	0.00	22.10	(21.84)	9,991	0.60		2.52		1.27	(f)	3
2021	26.87	0.25	(g)	2.16	2.41	(0.51)	(0.38)	—	(0.89)	—	28.39	8.97	15,353	0.87	(g)	2.16		1.25	(f)	12
Class A
2026(d)	$23.80	$0.14		$1.89	$2.03	$—	$—	$—	$—	$—	$25.83	8.53%	$271	1.13	%(e)	2.49	%(e)	0.76	%(e)(f)	1%
2025	21.14	0.18		4.37	4.55	(0.54)	(1.35)	—	(1.89)	—	23.80	21.51	354	0.78		2.56		1.10	(f)	8
2024	23.76	(0.18)		(0.98)	(1.16)	—	(1.46)	—	(1.46)	—	21.14	(4.92)	317	(0.77)		2.46		2.46		6
2023	22.23	(0.22)		2.95	2.73	—	(1.20)	—	(1.20)	—	23.76	12.28	522	(0.90)		2.76		2.75		11
2022	28.80	(0.15)		(6.42)	(6.57)	—	—	—	—	0.00	22.23	(22.81)	508	(0.68)		2.52		2.51		3
2021	27.26	(0.00	)(b)(g)	2.16	2.16	(0.24)	(0.38)	—	(0.62)	—	28.80	7.95	779	(0.00	)(g)(h)	2.16		2.16		12
Class C
2026(d)	$19.96	$0.08		$1.54	$1.62	$—	$—	$—	$—	$—	$21.58	8.12%	$64	0.80	%(e)	3.24	%(e)	1.50	%(e)(f)	1%
2025	17.79	(0.04)		3.69	3.65	(0.36)	(1.12)	—	(1.48)	—	19.96	20.55	13	(0.23)		3.31		1.79	(f)	8
2024	20.14	(0.34)		(0.78)	(1.12)	—	(1.23)	—	(1.23)	—	17.79	(5.60)	11	(1.69)		3.21		3.21		6
2023	18.97	(0.31)		2.50	2.19	—	(1.02)	—	(1.02)	—	20.14	11.53	25	(1.52)		3.51		3.50		11
2022	24.78	(0.29)		(5.52)	(5.81)	—	—	—	—	0.00	18.97	(23.45)	44	(1.44)		3.27		3.27		3
2021	23.48	(0.15	)(g)	1.83	1.68	—	(0.38)	—	(0.38)	—	24.78	7.17	126	(0.61	)(g)	2.91		2.91		12
Class I
2026(d)	$24.06	$0.19		$1.89	$2.08	$—	$—	$—	$—	$—	$26.14	8.65%	$10,182	1.56	%(e)	2.24	%(e)	0.51	%(e)(f)	1%
2025	21.35	0.30		4.43	4.73	(0.65)	(1.37)	—	(2.02)	0.00	24.06	22.12	10,370	1.27		2.31		0.59	(f)	8
2024	24.04	0.15		(1.00)	(0.85)	(0.31)	(1.50)	(0.03)	(1.84)	—	21.35	(3.57)	8,900	0.62		2.21		1.01	(f)	6
2023	22.43	0.21		2.99	3.20	(0.35)	(1.24)	—	(1.59)	—	24.04	14.25	8,906	0.84		2.51		1.00	(f)	11
2022	28.87	0.19		(6.44)	(6.25)	(0.19)	—	—	(0.19)	0.00	22.43	(21.63)	8,094	0.85		2.27		1.02	(f)	3
2021	27.31	0.33	(g)	2.18	2.51	(0.57)	(0.38)	—	(0.95)	—	28.87	9.22	12,143	1.14	(g)	1.91		1.00	(f)	12

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the six months ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021. For the six months ended June 30, 2026 and the years ended December 31, 2025, and 2024, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.75%, 0.84%, and 1.25% (Class AAA), 0.75%, 1.09%, and 2.45% (Class A), 1.50%, 1.79%, and 3.20% (Class C), and 0.50%, 0.59%, and 1.00% (Class I), respectively. For the years ended December 31, 2023, 2022, and 2021, there was minimal impact on the expense ratios.
(d)	For the six months ended June 30, 2026, unaudited.
(e)	Annualized.
(f)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed Class AAA expenses of $77,185, $144,989, $111,129, $165,642, $136,979, and $137,472, for the six months ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021 respectively. For the six months ended June 30, 2026 and the year ended December 31, 2025, the Adviser reimbursed $2,483 and $5,216 in Class A expenses, and $472 and $214 in Class C expenses, respectively. For Class I expenses, reimbursements totaled $91,465, $166,294, $112,117, $134,962, $124,375, and $104,669 for the six months ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.03 (Class AAA), $(0.22) (Class A), $(0.33) (Class C), and $0.11 (Class I), respectively, and the net investment income (loss) ratio would have been 0.11% (Class AAA), (0.76)% (Class A), (1.37)% (Class C), and 0.38% (Class I), respectively.
(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Werner J. Roeder	$2,000
Anthonie C. van Ekris	$1,500
Salvatore J. Zizza	$2,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 10, 2026, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1) The nature, extent and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long-standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2) The performance of the Fund and the Adviser

The Independent Board Members reviewed the short, medium, and long-term performance (as of December 31, 2025) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional international large-cap growth funds, regardless of asset size or primary channel of distribution. The Board Members considered the Fund’s one-, three-, five-, and ten-year average annual total return for the periods ended December 31, 2025, but placed greater emphasis on the Fund’s longer-term performance. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for one-year period, and below the median for the three-, five-, and ten-year periods as measured against the Adviser Performance Peer Group, and was below the median for the one-, three-, five-, and ten-year periods as measured against the Broadridge Performance Peer Group. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high-quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered several factors. First, the Board Members compared the level of the advisory fee for the Fund against an Adviser expense peer group (the “Adviser Expense Peer Group”) and against an expense peer group prepared by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”) consisting of all retail and institutional international large-cap growth funds, regardless of asset size or primary channel of distribution.

The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Adviser Expense Peer Group and Broadridge Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In particular, the Board Members noted that the Fund’s actual management fees and actual total expenses were lower than the median when compared to those of the Expense Peer Groups, and that contractual management fees were higher than the median when compared to those of the Expense Peer Groups.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma Income Statements of the Adviser for the year ended December 31, 2025. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund-specific analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability Adviser’s advisory relationship with the Fund was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event of significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately considered any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuance of the Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli International Growth Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.